FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at amortised cost:
Loans and advances to customers	£ 498,843	£ 494,988
Loans and advances to banks	10,746	9,775	£ 6,283
Debt securities	5,405	5,544
Level 1
Financial assets at amortised cost:
Loans and advances to customers	0	0
Loans and advances to banks	0	0
Debt securities	0	0
Level 1 | POCI
Financial assets at amortised cost:
Loans and advances to customers	0	0
Level 1 | Reverse repos included in above amounts:
Financial assets at amortised cost:
Loans and advances to customers	0	0
Loans and advances to banks	0	0
Level 2
Financial assets at amortised cost:
Loans and advances to customers	58,643	54,600
Loans and advances to banks	2,686	1,555
Debt securities	5,387	5,526
Level 2 | POCI
Financial assets at amortised cost:
Loans and advances to customers	0	0
Level 2 | Reverse repos included in above amounts:
Financial assets at amortised cost:
Loans and advances to customers	58,643	54,600
Loans and advances to banks	2,686	1,555
Level 3
Financial assets at amortised cost:
Loans and advances to customers	439,612	441,204
Loans and advances to banks	8,059	8,218
Debt securities	11	11
Level 3 | POCI
Financial assets at amortised cost:
Loans and advances to customers	12,250	13,572
Level 3 | Reverse repos included in above amounts:
Financial assets at amortised cost:
Loans and advances to customers	0	0
Loans and advances to banks	0	0
Carrying value
Financial assets at amortised cost:
Loans and advances to customers	498,843	494,988
Loans and advances to banks	10,746	9,775
Debt securities	5,405	5,544
Carrying value | POCI
Financial assets at amortised cost:
Loans and advances to customers	12,250	13,572
Carrying value | Reverse repos included in above amounts:
Financial assets at amortised cost:
Loans and advances to customers	58,643	54,600
Loans and advances to banks	2,686	1,555
Fair value
Financial assets at amortised cost:
Loans and advances to customers	498,255	495,804
Loans and advances to banks	10,745	9,773
Debt securities	5,398	5,537
Fair value | POCI
Financial assets at amortised cost:
Loans and advances to customers	12,250	13,572
Fair value | Reverse repos included in above amounts:
Financial assets at amortised cost:
Loans and advances to customers	58,643	54,600
Loans and advances to banks	2,686	1,555
Stage 1 | Level 1
Financial assets at amortised cost:
Loans and advances to customers	0	0
Stage 1 | Level 2
Financial assets at amortised cost:
Loans and advances to customers	58,643	54,600
Stage 1 | Level 3
Financial assets at amortised cost:
Loans and advances to customers	372,752	394,877
Stage 1 | Carrying value
Financial assets at amortised cost:
Loans and advances to customers	432,571	449,300
Stage 1 | Fair value
Financial assets at amortised cost:
Loans and advances to customers	431,395	449,477
Stage 2 | Level 1
Financial assets at amortised cost:
Loans and advances to customers	0	0
Stage 2 | Level 2
Financial assets at amortised cost:
Loans and advances to customers	0	0
Stage 2 | Level 3
Financial assets at amortised cost:
Loans and advances to customers	50,198	28,259
Stage 2 | Carrying value
Financial assets at amortised cost:
Loans and advances to customers	49,514	27,548
Stage 2 | Fair value
Financial assets at amortised cost:
Loans and advances to customers	50,198	28,259
Stage 3 | Level 1
Financial assets at amortised cost:
Loans and advances to customers	0	0
Stage 3 | Level 2
Financial assets at amortised cost:
Loans and advances to customers	0	0
Stage 3 | Level 3
Financial assets at amortised cost:
Loans and advances to customers	4,412	4,496
Stage 3 | Carrying value
Financial assets at amortised cost:
Loans and advances to customers	4,508	4,568
Stage 3 | Fair value
Financial assets at amortised cost:
Loans and advances to customers	£ 4,412	£ 4,496